VARIABLE INTEREST ENTITIES - UNCONSOLIDATED (Details) - CAD CAD in Millions		1 Months Ended	6 Months Ended
	Feb. 27, 2017	Jun. 30, 2017	Jun. 30, 2017
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE		CAD 718	CAD 718
Maximum Exposure to Loss		1,697	1,697
Nexus Gas Transmission, LLC
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE		662	662
Maximum Exposure to Loss		1,342	1,342
PennEast Pipeline Company, LLC
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE		56	56
Maximum Exposure to Loss		CAD 355	CAD 355
Spectra Energy Partners, LP | Nexus Gas Transmission, LLC
Variable Interest Entity, Not Primary Beneficiary
Ownership interest in VIE (as a percent)			50.00%
Spectra Energy Partners, LP | PennEast Pipeline Company, LLC
Variable Interest Entity, Not Primary Beneficiary
Ownership interest in VIE (as a percent)	10.00%	20.00%